Principal accounting policies - Impairment of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0
Marketing Solutions
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Percentage of fair value of reporting unit in excess of carrying value	41.00%
Enterprise Solutions
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Percentage of fair value of reporting unit in excess of carrying value	113.00%